Commitments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases
June 30, 2014	$106,478
2015	12,800
$119,278

June 30,
2014	$134,264
2015	34,935
2016	1,256
$170,455

Schedule of future minimum salaries
June 30,
2014	$490,000
2015	470,000
2016	250,000
2017	250,000
2018	250,000
$1,710,000